Investments in Equity Affiliates (Narrative) (Details)	12 Months Ended							0 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 Yisheng [Member] USD ($)	Dec. 31, 2013 Yisheng [Member] USD ($)	Dec. 31, 2012 Yisheng [Member] USD ($)	Dec. 31, 2011 Yisheng [Member] USD ($)	Jul. 25, 2014 Bale [Member] USD ($)	Jul. 25, 2014 Bale [Member] CNY	Jun. 16, 2014 Bale [Member] CNY	Dec. 31, 2014 Bale [Member] USD ($)	Dec. 31, 2013 Bale [Member] USD ($)	Dec. 31, 2012 Bale [Member] USD ($)	Apr. 10, 2012 Bale [Member] USD ($)
Schedule of Equity Method Investments [Line Items]
Equity interest of equity method investment				20.00%										20.00%
Carrying value of equity method investments	$ 0	$ 0				$ 0	$ 255,281					$ 0	$ 0
Share of loss	0	0	(252,585)	0	0	(252,585)
Original cost basis														0
Percentage of equity interest disposed										10.00%
Sale price of equity interest in affiliates										9,000,000
Gain from disposal of equity interest in affiliate	1,451,979	0	0					1,451,979	9,000,000
Equity interest of cost method investment											7.00%
Carry value of cost method investment											$ 0